Other operating income/(expenses) (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income/(expenses) [Abstract]
Tax expenses		R$ (6,096,899)	R$ (5,960,618)	R$ (6,331,651)
Legal provision		(1,836,429)	(1,238,057)	(2,927,734)
Variation in monetary liabilities		(147,642)	31,710	(699,719)
Income from sales of non-current assets, investments, and property and equipment, net		(614,895)	(412,957)	(467,042)
Other	[1]	(5,514,729)	(2,553,435)	(3,578,016)
Total		R$ (14,210,594)	R$ (10,133,357)	R$ (14,004,162)

[1]	Includes: (i) the effect of the (additions)/reversal of provision for tax contingency in 2018 - R$(21,188) thousand (2017 - R$(487,269) thousand; 2016 - R$(484,227) thousand); (ii) impairment losses in the amount of 2018 - R$571,321 thousand (2017 - R$185,188 thousand; 2016 - R$31,256 thousand); and (iii) operating expense related of insurance operation in 2018 - R$1,976,347 thousand (2017 - R$1,354,719 thousand and 2016 - R$1,388,645 thousand).